Discontinued Operations - Schedule of consolidated balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 19,639	$ 14,257	$ 43,451
Time deposits	0	258
Restricted cash		26,749	22,536
Short-term investments	6,573	1,939
Amount due from an equity investee	6	6
Accounts receivable, net of allowance for credit losses of US$1,434 and US$2,633 as of December 31, 2023 and 2024, respectively	10,020	13,535
Rebates receivable	445	778
Prepaid media costs	6,287	6,332
Other current assets, net of allowance for credit losses of US$23 and US$1,376 as of December 31, 2023 and 2024, respectively	5,628	2,461
Discontinued operations		93,488
Total current assets	48,598	159,803
Non-current assets
Investment in an equity investee	142	218	279
Other long-term investments		3,179
Right-of-use assets, net	460	54
Other assets, net of allowance for credit losses of US$nil and US$nil as of December 31, 2023 and 2024, respectively	324	145
Discontinued operations		305
Total non-current assets	999	3,901
Total assets	49,597	163,704
Current liabilities
Accounts payable	5,192	4,462
Deferred revenue	8,680	7,611	$ 8,174
Accrued liabilities and other current liabilities	15,726	10,157
Lease liabilities	466	957
Bank borrowings	1,933	1,965
Income tax payable	1,468	1,487
Discontinued operations		93,433
Total current liabilities	33,465	120,072
Non-current liabilities
Lease liabilities	633	500
Deferred tax liabilities	1,077	1,111
Accrued liabilities and other liabilities	40	36
Discontinued operations		733
Total non-current liabilities	1,750	2,380
Total liabilities	$ 35,215	122,452
Previously reported
Current assets
Cash and cash equivalents		50,766
Time deposits		258
Restricted cash		26,756
Short-term investments		5,723
Amount due from an equity investee		6
Accounts receivable, net of allowance for credit losses of US$1,434 and US$2,633 as of December 31, 2023 and 2024, respectively		56,752
Rebates receivable		1,006
Prepaid media costs		11,781
Other current assets, net of allowance for credit losses of US$23 and US$1,376 as of December 31, 2023 and 2024, respectively		6,755
Total current assets		159,803
Non-current assets
Investment in an equity investee		218
Other long-term investments		3,179
Right-of-use assets, net		54
Other assets, net of allowance for credit losses of US$nil and US$nil as of December 31, 2023 and 2024, respectively		450
Total non-current assets		3,901
Total assets		163,704
Current liabilities
Accounts payable		40,321
Deferred revenue		12,390
Accrued liabilities and other current liabilities		25,326
Lease liabilities		1,661
Bank borrowings		38,406
Income tax payable		1,968
Total current liabilities		120,072
Non-current liabilities
Lease liabilities		1,231
Deferred tax liabilities		1,111
Accrued liabilities and other liabilities		38
Total non-current liabilities		2,380
Total liabilities		122,452
Effect of discontinued operations
Current assets
Cash and cash equivalents		(36,509)
Restricted cash		(7)
Short-term investments		(3,784)
Accounts receivable, net of allowance for credit losses of US$1,434 and US$2,633 as of December 31, 2023 and 2024, respectively		(43,217)
Rebates receivable		(228)
Prepaid media costs		(5,449)
Other current assets, net of allowance for credit losses of US$23 and US$1,376 as of December 31, 2023 and 2024, respectively		(4,294)
Discontinued operations		93,488
Non-current assets
Other assets, net of allowance for credit losses of US$nil and US$nil as of December 31, 2023 and 2024, respectively		(305)
Discontinued operations		305
Current liabilities
Accounts payable		(35,859)
Deferred revenue		(4,779)
Accrued liabilities and other current liabilities		(15,169)
Lease liabilities		(704)
Bank borrowings		(36,441)
Income tax payable		(481)
Discontinued operations		93,433
Non-current liabilities
Lease liabilities		(731)
Accrued liabilities and other liabilities		(2)
Discontinued operations		$ 733